Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2030 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Fidelity Freedom 2030 Fund - Class K6
Bar Chart Table:
Annual Return 2018	(6.83%)
Annual Return 2019	22.06%
Annual Return 2020	15.84%
Annual Return 2021	11.69%
Annual Return 2022	(16.77%)